UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP:665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Semi- Annual Report

July 31, 2009

September 2009

Dear Shareholder:

Our market outlook continues to be cautiously optimistic for the short term through the remainder of 2009 and into 2010. The uncertainties surrounding the US financial markets, recession, housing, and the world markets are beginning to ease.

Volatility has begun to moderate in the markets recently.  Over the last 90 days the VIX has traded in a range of 23-33, a significant improvement over the last year.  Implied volatility is a measurement of the risk portion of option premium, which is calculated by one of the option pricing models.  It is a significant factor in determining how the marketplace values perceived risk over the next 1 ½ months.

The price of oil has begun to rebound, as expectation of the ending recession begins to be forecast by many industry analysts and Federal Reserve Chief Ben Bernanke.  A barrel of oil is trading at about $70 and natural gas has jumped to over $1 per MCF in the last 30 days.  This has provided some modest support for the coal stocks.  However, demand remains strong worldwide.  The growth of China, India, Eastern Europe and other third world countries has slowed, but consumption of coal has been maintained.

We continue to acquire GNMAs for the fixed income portion of the Fund’s portfolio.  GNMAs continue to be our largest core fixed income investments with coupons ranging from 5 ½ - 7% (GNMAs represent 40% of the portfolio).  The GNMAs should contribute strength and a defensive posture to our portfolio as interest rates continue to be lowered.  We have also added some selective tax-free municipals.  These securities are typically zero-coupon bonds.  We have targeted securities which are 100% defeased and backed by US Treasuries averaging 4.75% - 5.25%.  The average life of these securities will average 10-15 years.

The second half of 2009 could see a continuing base beginning to process.  As we move into 2010 the equities with energy could begin to lead again.

As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Mutual Funds involve risk including possible loss of principal.

An investor should consider the Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained by calling 1-877-560-6823. Please read the prospectus carefully before investing. The fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

1086-NLD-9/21/2009

Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - July 31, 2009 (Unaudited)
Shares	Security	Market Value
	COMMON STOCKS - 45.26%
	AEROSPACE / DEFENSE - 5.50%
4,000	Force Protection, Inc. *	$ 20,680
1,500	United Technologies Corp.	81,705
		102,385
	AGRICULTURE - 4.05%
2,500	Archer-Daniels-Midland Co. #	75,300

	COAL - 2.79%
1,700	Arch Coal, Inc. #	29,597
6,000	National Coal Corp. *	5,760
500	Peabody Energy Corp. #	16,555
		51,912
	COMPUTERS - 1.27%
200	International Business Machines Corp. #	23,586

	ENERGY - ALTERNATE SOURCES - 0.48%
10,000	Evergreen Energy, Inc. *	9,000

	INTERNET - 2.00%
2,600	Yahoo!, Inc. *	37,232

	IRON / STEEL - 2.94%
2,000	Cliffs Natural Resources, Inc. #	54,780

	MACHINERY - DIVERSIFIED - 3.92%
1,500	Caterpillar, Inc. #	66,090
4,000	Presstek, Inc. *	6,800
		72,890
	MISCELLANEOUS MANUFACTURING - 1.79%
1,000	FreightCar America, Inc.	19,980
1,000	General Electric Company	13,400
		33,380
	OIL & GAS - 1.67%
500	Constellation Energy Partners LLC	1,475
400	Forest Oil Corp. *	6,740
3,000	McMoRan Exploration Co. *	19,080
5,000	RAM Energy Resources, Inc. *	3,700
		30,995
	OIL & GAS SERVICES - 4.20%
2,500	Cameron International Corp. * #	78,075

	PIPELINES - 3.59%
4,000	Williams Co., Inc. #	66,760

	REITS - 1.07%
2,000	Ashford Hospitality Trust, Inc.	5,980
3,000	CapitalSource, Inc.	13,920
		19,900

See Notes to Financial Statements.
Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - July 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value
	RETAIL - 2.49%
700	Sears Holding Corp. *	$ 46,438

	SEMICONDUCTOR - 2.97%
2,300	Texas Instruments, Inc. #	55,315

	TELECOMMUNICATIONS - 0.89%
500	Harris Corp.	15,655
124	Harris Stratex Networks, Inc. *	861
		16,516
	WATER - 3.64%
3,850	Consolidated Water Co., Inc.	67,721

	TOTAL COMMON STOCK	842,185
	( Cost - $1,525,060)

	EXCHANGE TRADED FUNDS - 4.98%
	COMMODITY FUND - 1.73%
2,500	US Natural Gas Fund	32,125

	EQUITY FUND - 3.25%
1,500	ProShares UltraShort Dow30	60,465

	TOTAL EXCHANGE TRADED FUNDS	92,590
	( Cost - $184,817)

	U.S. GOVERNMENT AGENCY - 37.98%
	FEDERAL HOME LOAN MORTGAGE COMPANY - 3.08%
57,302	8.27%^, 03/15/34	57,364

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.90%
70,481	5.50%, 04/15/37	73,356
520	6.50%, 06/15/23	554
233,950	6.50%, 07/15/24	248,974
295,244	6.50%, 09/15/32	314,205
462	7.00%, 07/15/23	493
2,130	7.00%, 11/15/26	2,277
1,983	7.00%, 09/15/27	2,120
697	7.00%, 11/15/29	745
433	7.00%, 04/15/31	462
160	7.50%, 05/15/17	173
1,202	7.50%, 03/15/04	1,297
123	8.00%, 06/15/17	126
403	8.00%, 12/15/21	413
666	8.00%, 02/15/22	683
74	9.50%, 03/15/20	84
505	10.50%, 01/15/16	564
140	10.50%, 03/15/16	155

See Notes to Financial Statements.
Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - July 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Continued)- 34.90%
33	10.50%, 11/20/18	$ 36
102	10.50%, 05/20/19	114
76	11.00%, 09/15/10	79
40	11.00%, 09/15/15	45
124	11.00%, 09/15/15	139
185	11.00%, 09/20/15	205
99	11.00%, 08/20/19	110
1,094	11.00%, 11/20/19	1,225
694	11.00%, 08/20/20	779
		649,413

	TOTAL U.S. GOVERNMENT AGENCY	706,777
	( Cost - $695,904)

	SHORT-TERM INVESTMENTS - 12.20%
227,139	Dreyfus Institutional Money Market, 0.05%^	227,139
	TOTAL SHORT-TERM INVESTMENTS	227,139
	( Cost - $227,139)

	TOTAL INVESTMENTS - 100.42%
	( Cost - $2,632,920)	1,868,691
	CALL OPTIONS WRITTEN- (2.24%)	(41,615)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.82%	33,873
	NET ASSETS - 100.00%	$ 1,860,949

*  Non-Income producing security.
^ Variable rate security.  Rate shown is as of July 31, 2009.
** Securities exempt from registration under Rule 144A of Securities Act of 1933.
# Security is subject to a written call option.
REITS - Real Estate Investment Trust

	SCHEDULE OF CALL OPTIONS WRITTEN
Contracts*	Underlying Security / Expiration Date / Exercise Price	Market Value
7	Arch Coal, Inc.	1,645
	Expiration October 2009, Exercise Price $16.00
10	Arch Coal, Inc.	1,500
	Expiration October 2009, Exercise Price $17.50
25	Archer-Daniels-Midland Co.	6,875
	Expiration December 2009, Exercise Price $30.00
25	Cameron International Corp.	9,250
	Expiration November 2009, Exercise Price $30.00
10	Caterpillar, Inc.	4,700
	Expiration September 2009, Exercise Price $41.00
20	Cliffs Natural Resources, Inc.	6,200
	Expiration October 2009, Exercise Price $27.00
2	International Business Machines Corp.	1,380
	Expiration October 2009, Exercise Price $115.00
5	Peabody Energy Corp.	1,410
	Expiration September 2009, Exercise Price $32.00
23	Texas Instruments, Inc.	3,335
	Expiration August 2009, Exercise Price $23.00
40	Williams Co., Inc.	5,320
	Expiration January 2010, Exercise Price $17.50
	TOTAL CALL OPTIONS WRITTEN	41,615
	(Proceeds $31,136)
* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - July 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(Identified cost $2,632,920)	$1,868,691
Receivables
Securities sold	23,899
Due from Advisor	41,960
Dividends and interest	4,559
Prepaid expenses	6,721
Total assets	1,945,830

LIABILITIES
Call options written, at value (proceeds $31,136)	41,615
Payables
Payable to other affiliates	13,676
12b-1 fees	383
Other accrued expenses	29,207
Total liabilities	84,881

NET ASSETS	$1,860,949

Net asset value, offering and redemption price per share
[$1,860,949 / 322,153 shares outstanding;
unlimited number of shares authorized]	$5.78

COMPONENTS OF NET ASSETS
Paid-in capital	$4,551,356
Distributions in excess of net investment income	(96,347)
Accumulated net realized loss on investments	(1,819,352)
Net unrealized depreciation of investments
Investments	(764,229)
Options written	(10,479)
NET ASSETS	$1,860,949

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Six Months Ended July 31, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$5,769
Interest	23,721
Total income	29,490

Expenses
Administration fees	14,876
Fund accounting fees	15,124
Advisory fees	8,855
Audit fees	9,173
Transfer agent fees	9,173
Custody fees	8,183
Chief Compliance Officer Fees	5,703
Shareholder reporting	4,959
Trustees' fees	3,224
Registration fees	3,720
12b-1 fees	2,214
Legal fees	3,224
Miscellanoues expense	557
Total expenses	88,985
Less: fee waiver/expense reimbursement	(71,290)
Net expenses	17,695
Net investment income	11,795

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(154,010)
Options written	25,580
Total net realized loss	(128,430)

Net change in unrealized appreciation/(depreciation) on:
Investments	265,745
Option contracts written	(10,479)
Total net change in unrealized appreciation	255,266
Net realized and unrealized gain on investments	126,836
Net Increase in Net Assets
Resulting from Operations	$138,631

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Six Months	Year
			Ended	Ended
			July 31,	January 31,
			2009	2009
DECREASE IN NET ASSETS FROM:			(Unaudited)
OPERATIONS
Net investment income			$11,795	$42,665
Net realized gain (loss) on investments and
option contracts written			(128,430)	27,859
Net change in unrealized appreciation
(depreciation) on investments
and option contracts written			255,266	(653,792)
Net Increase (decrease) in net assets
resulting from operations			138,631	(583,268)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.07
per share, respectively)			-	(24,781)
Total distributions to shareholders			-	(24,781)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(89,647)	(396,770)
Total Increase (decrease) in net assets			48,984	(1,004,819)

NET ASSETS
Beginning of period			1,811,965	2,816,784
End of period			$1,860,949	$1,811,965

Includes accumulated net investment loss of:			$(96,347)	$(108,142)

(a) A summary of share transactions is as follows:

	Six Months		Year
	Ended		Ended
	July 31, 2009		January 31, 2009
	(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,937	$37,470	37,346	$223,154
Shares issued
for reinvestment
of distributions	-	-	4,496	24,772
Shares redeemed	(24,036)	(127,117)	(93,505)	(644,696)
Net decrease	(17,099)	$(89,647)	(51,663)	$(396,770)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months
	Ended
	July 31,		For the Year Ended January 31,
	2009		2009	2008	2007	2006	2005
	(Unaudited)
Net asset value,
beginning of year	$5.34		7.21	$8.16	$8.93	$8.48	$8.86

Income from
investment operations:
Net investment income	0.04^		0.12 ^	0.08 ^	0.17 ^	0.11 ^	0.13
Net realized and unrealized
gain (loss) on investments	0.40^		(1.95)^	(0.90)^	(0.54) ^	0.46 ^	(0.24)
Total from investment operations	0.44		(1.83)	(0.82)	(0.37)	0.57	(0.11)

Less distributions:
From net investment income	-		(0.07)	(0.13)	(0.40)	(0.12)	(0.27)

Payment by affiliates	-		0.03	-	-	-	-

Net asset value,
end of year	$5.78		5.34	$7.21	$8.16	$8.93	$8.48

Total return #	8.24%		(24.94)%	(10.06)%	(4.14)%	6.77%	(1.23)%

Ratios/supplemental data:
Net assets, end of
year (thousands)	$1,861		1,812	$2,817	$4,659	$5,346	$6,233
Ratio of expenses to
average net assets:
Before expense
reimbursement	10.06%	**	7.04%	6.29%	5.17%	4.37%	3.27%
After expense
reimbursement	2.00%	**	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment
income to average net assets:
After expense
reimbursement	1.33%	**	1.92%	1.06%	1.95%	1.29%	1.21%
Portfolio turnover rate	28%		445%	367%	87%	149%	181%

^Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
**Annualized.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2009  (Unaudited)

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 842,185	-	-	$ 842,185
Exchange Traded Funds	92,590			92,590
Short-Term Investments	227,139	-	-	227,139
US Government Agency	-	706,777	-	706,777
Total	$1,161,914	$706,777	-	$1,868,691
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	-	$(41,615)	-	$(41,615)
Total	-	$(41,615)	-	$(41,615)

                                                                                       The Fund did not hold any Level 3 securities during the period.

 The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.  Realized losses of $19,099 on equity options entered into during the six months ended July 31, 2009 are recorded by the Fund in the Statement of Operations.

B.

Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.

Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.

Options Transactions. Thee Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchases or sell options to help hedge against rick.  The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

F.

Indemnification. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended July 31, 2009, the Fund incurred $8,855 in advisory fees before the waiver and reimbursement described below.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of annual expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  For the six months ended July 31, 2009, the Advisor absorbed expenses of $71,290; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $448,866 at July 31, 2009, and will expire as follows:

Year	Amount
2010	$153,981
2011 2012	$162,588 $132,297

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended July 31, 2009, the Fund paid the Distribution Coordinator $2,214.

Pursuant to separate servicing agreements, Gemini Fund Services, LLC (“GFS”) is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also is subject to a minimum annual fee.  In addition, the Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $30,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

For the six months ended July 31, 2009, the Fund incurred $14,876 in expenses for administrative services performed by GFS.

Fund Accounting.  Total charges for fund accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000  plus an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

For the six months ended July 31, 2009, the Fund incurred $15,124 in expenses for fund accounting services performed by GFS.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

For the six months ended July 31, 2009, the Fund incurred $9,173 in expenses for transfer agency services performed by GFS.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The asset based fee is subject to a minimum annual fee.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees for the six months ended July 31, 2009 was $1,580.  The Custody fees listed in the Statement of Operations include the custody administration fees earned by GFS as Custody Administrator.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2009, the Fund incurred expenses of $5,703 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), a subsidiary of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July 31, 2009, GemCom received $2,427 from the Fund for performing such services.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS.  The Distributor is paid a flat fee by the Fund pursuant to its Underwriting Agreement with the Trust, as well as certain fees relating to advertising review and other incidentals.  Pursuant to the terms of the Underwriting Agreement, the Fund is authorized to utilize part of the fees paid under the Plan to compensate the Distributor for services rendered pursuant to the Underwriting Agreement.  For the six months ended July 31, 2009, the Fund made no payments to the Distributor.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and are affiliates of the Distributor.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended July 31, 2009, were as follows:

                                                                           Number of          Premiums

            Contracts           Received

Options outstanding, beginning of period

       -                 $           -

Options written

     489

               87,993

Options Exercised                                                      (25)

                (6,910)

Options closed

    (292)

              (49,302)

Options expired                                                          (5)                        (645)

Options outstanding, end of period

                     167                  $  31,136

NOTE 5 – INVESTMENT TRANSACTIONS

During the six months ended July 31, 2009, the aggregate purchases and sales of securities, other than U.S. Government Securities and short-term investments were:

       Purchases

     Sales

Long Transactions

     $ 663,804

                  $ 834,197

As of July 31, 2009, the cost basis along with the net unrealized appreciation and depreciation on investment securities were as follows:

Cost of investments

$        2,632,920

Gross unrealized appreciation

$            32,698

Gross unrealized depreciation

$         (796,927)

Net unrealized depreciation

  on investments

                $        (764,229)

              Net unrealized depreciation on

                Options written                                                                    $          (10,479)

NOTE 6 – TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments for income on trust preferred instruments and partnership investments.

          As of January 31, 2009, the components of capital on a tax basis were as follows:

Undistributed ordinary income

$         15,090

Undistributed long-term capital gain

                 —

Total distributable earnings

$         15,090

Other accumulated losses

     (1,729,344)

Unrealized depreciation

     (1,114,784)

Total accumulated losses

$   (2,829,038)

As of January 31, 2009, the Fund had a capital loss carryforward of $1,695,780 which expires on January 31st of the years indicated below:

2012	2013	2016
$1,372,192	$185,331	$138,257

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $33,564 of such capital losses.

The tax character of distributions paid during the years ended January 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary Income	$24,781	$52,302

          Accounting principles generally accepted in the United States of America require certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclasses have no effect on the net assets or net asset value per share.  Permanent book and tax differences, attributable to prior year partnership adjustments, resulted in reclassification for the year ended January 31, 2009 as follows:  an increase in paid-in-capital of $20,764 and an increase in accumulated net realized loss on investments of $20,764.

          The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Management reviewed the tax positions in open tax years 2006 through 2009 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.  As of and period ended July31, 2009, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification  (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2009 (Unaudited)

EXPENSE EXAMPLE- July 31, 2009(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/09-7/31/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE- July 31, 2009 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/09	7/31/09	2/1/09-7/31/09*
Actual	$1,000.00	$ 1,082.40	$ 10.33
Hypothetical (5% return before expenses)	$1,000.00	$ 1,014.88	$ 9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365  days to reflect the one-half year expense.

Advisor

J acobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/09/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/09/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/09/09